Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefits

	2018	2017	2016
Wages and salaries	242,147	146,153	72,093
Social security costs	70,988	36,577	15,721
Profit sharing and annual bonuses	47,262	15,235	5,128
Share-based payments	60,843	138,937	53,059

	421,240	336,902	146,001